ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance, beginning of period	$ (14,426)
Balance, end of period	(2,476)	$ (14,426)
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Foreign currency translation adjustments	5,416	(4,891)
Gain (loss) on long term intercompany loan balances [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Foreign currency translation adjustments	$ 6,534	(1,557)
AOCI Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance, beginning of period		$ (7,978)